Segment Information - Geographical Information (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of geographical areas [Line Items]
Revenue	¥ 2,614,349	¥ 1,933,836	¥ 2,516,810
Non-current assets	2,003,622	1,979,974
Mainland China [member]
Disclosure of geographical areas [Line Items]
Revenue	1,626,616	1,212,821	1,476,693
Non-current assets	1,838,505	1,789,349
Other countries [member]
Disclosure of geographical areas [Line Items]
Revenue	987,733	721,015	¥ 1,040,117
Non-current assets	¥ 165,117	¥ 190,625